                                    [PHOTO]


                                              SEMIANNUAL REPORT JANUARY 31,2002


Oppenheimer
MONEY MARKET FUND, INC.

                                                    [OPPENHEIMERFUNDS LOGO]
                                                    THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

        CONTENTS
        1   Letter to Shareholders

        3   An Interview
            with Your Fund's
            Managers

        6   Financial Statements

        20  Officers and Directors

FUND OBJECTIVE

Oppenheimer Money Market Fund, Inc. seeks the maximum current income that is consistent with stability of principal.

--------------------------------------------------------------------------------
CURRENT YIELD*

For the Seven-Day Period
Ended 1/31/02

With            Without
Compounding(1)  Compounding
--------------------------------------------------------------------------------
1.35%           1.34%

--------------------------------------------------------------------------------
CURRENT YIELD*

For the Six-Month Period
Ended 1/31/02

With            Without
Compounding(1)  Compounding
--------------------------------------------------------------------------------
2.28%           2.25%
--------------------------------------------------------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT ISSUED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

1. Compounded yields assume reinvestment of dividends.

*SEE NOTES ON PAGE 5 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
MONEY MARKET
FUND, INC.


Dear Shareholder,

    2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

        For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

        The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

        While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

        Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.



                     1 OPPENHEIMER MONEY MARKET FUND, INC.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

        This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

        In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

        I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

    Sincerely,

    /s/ JOHN V. MURPHY

    John V. Murphy
    February 22, 2002



    THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



                     2 OPPENHEIMER MONEY MARKET FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT
TEAM
CAROL E. WOLF
BARRY D. WEISS


    HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS?

    A. During the six-month period ended January 31, 2002, Oppenheimer Money Market Fund, Inc., maintained a stable share price of $1.00 per share, while continuing to provide its investors with a steady stream of income. For the seven-day period that ended January 31, 2002, the Fund's compounded current yield was 1.35%. Without compounding, the corresponding yield was 1.34%.2 These returns were generally lower than the yields reported one year ago, primarily because of lower short-term interest rates during the reporting period.

    WHAT WAS THE ECONOMIC SITUATION LIKE FOR THE PAST SIX MONTHS?

    The U.S. officially entered a recession in March 2001, ending an unprecedented run of 10 years of economic growth. With the events of September 11, 2001, massive job losses and disappointing company earnings, the economy has experienced large-scale deterioration during the second half of our reporting period. The Federal Reserve Board (the Fed) has moved aggressively to bolster the nation's troubled economy by making five successive rate cuts during the period, bringing the benchmark interest rate down from 3.50% to 1.75%, its lowest level in almost 40 years. The continued reduction of interest rates has had a profound effect on the yields the Fund is able to generate.

    HOW DID YOU MANAGE THE FUND IN SUCH AN ENVIRONMENT?

    Faced with an extremely challenging investment environment, Oppenheimer Money Market Fund, Inc., continues to perform in-depth reviews of the companies in which we invest in order to help insure that they are of the highest credit quality. As a result, we have generally avoided taking positions in such industries as airlines, travel, hotels and energy traders during the period.


    2. The seven-day simple yield is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account's compounded interest rate. Compounded yields assume reinvestment of dividends. Unlike an investment in the Fund, deposits in a savings account are generally insured by the FDIC.



                     3 OPPENHEIMER MONEY MARKET FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

    With current yields at a 40-year low, the Fund has been investing in longer maturity instruments to capture their higher yields. As a result, as of January 31, 2002, the Fund was near a weighted average maturity of 60 days. We have sought investments in commercial paper, asset-backed commercial paper, agency discount notes, certificates of deposit, medium-term notes, and floating-rate notes. In particular, we have been buying large quantities of U.S. Government agencies because they have been issuing in the longer term and their yield has been within a point or two of corporate issues. Because we have not been finding many longer term maturity floating-rate products that reset at 90 or 180 days, compared with shorter term floating-rate paper, we significantly reduced our floating-rate holdings.

    WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

    The current investment outlook for the Fund is based on the expectation of lower yields resulting from Fed cuts that occurred in 2001. Given that money market funds generally invest in short-term securities than other fixed income funds, most money market funds will feel the impact of further rate cuts very quickly. In a climate of such severely depressed interest rates, we will continue to seek to invest in high quality names and to strive to maximize shareholder returns. Regardless of the direction of interest rates over the coming months, we will continue to search for attractive yield while prudently keeping your objectives of safety and liquidity first in mind. This is part of our commitment to keep Oppenheimer Money Market Fund, Inc., an important part of The Right Way to Invest.



                     4 OPPENHEIMER MONEY MARKET FUND, INC.

NOTES
--------------------------------------------------------------------------------

    IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

    For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.



                     5 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS January 31, 2002 / Unaudited
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL                   VALUE
                                                                                     AMOUNT              SEE NOTE 1
===================================================================================================================
REPURCHASE AGREEMENTS--4.1%

Repurchase agreement with PaineWebber, Inc., 1.88%, dated 1/31/02, to be repurchased at $80,904,225 on 2/1/02, collateralized by Federal
Home Loan Mortgage Corp., 5.50%-8%, 1/1/09-1/1/32, with a value of $76,028,741 and Federal National Mortgage Assn., 6.50%, 9/1/31,
with a value of $6,628,881 (Cost $80,900,000)                                  $ 80,900,000         $    80,900,000

===================================================================================================================
CERTIFICATES OF DEPOSIT--13.5%
-------------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--2.0%
Chase Manhattan Bank USA NA:
1.85%, 3/4/02                                                                     5,000,000               5,000,000
-------------------------------------------------------------------------------------------------------------------
Citibank NA:
2.11%, 2/1/02                                                                    24,000,000              24,000,000
-------------------------------------------------------------------------------------------------------------------
National Bank of Commerce, Tennessee:
1.94%, 2/15/02                                                                   10,000,000              10,000,000
                                                                                                    ---------------
                                                                                                         39,000,000

-------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--11.5%
Abbey National Treasury Services (gtd. by Abbey National plc):
1.84%, 7/24/02                                                                    7,000,000               7,000,000
1.87%, 7/31/02                                                                   35,000,000              35,000,000
2.41%, 4/2/02                                                                    15,000,000              15,004,392
-------------------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV:
3.445%, 2/13/02                                                                  20,000,000              20,000,033
-------------------------------------------------------------------------------------------------------------------
Bank of Scotland, New York:
1.75%, 7/29/02                                                                   10,000,000              10,000,000
2%, 5/15/02                                                                      25,000,000              25,000,000
-------------------------------------------------------------------------------------------------------------------
BNP Paribas, Chicago:
1.77%, 4/4/02                                                                     6,000,000               6,000,000
2.07%, 2/8/02                                                                    17,000,000              17,000,000
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank:
2.15%, 2/6/02                                                                    10,000,000              10,000,000
-------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
1.90%, 2/14/02                                                                   20,000,000              20,000,000
-------------------------------------------------------------------------------------------------------------------
National Westminster Bank plc, New York:
3.415%, 2/22/02                                                                  15,000,000              15,000,000
-------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
2.03%, 5/28/02                                                                   10,000,000               9,997,768
-------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York:
1.68%, 7/15/02                                                                   10,000,000              10,000,000
1.89%, 6/4/02                                                                    12,000,000              12,000,000
3.41%, 2/22/02                                                                   15,000,000              15,000,000
                                                                                                    ---------------
                                                                                                        227,002,193
                                                                                                    ---------------
Total Certificates of Deposit (Cost $266,002,193)                                                       266,002,193



                      6 OPPENHEIMER MONEY MARKET FUND, INC.

                                                                                  PRINCIPAL                   VALUE
                                                                                     AMOUNT              SEE NOTE 1
===================================================================================================================
DIRECT BANK OBLIGATIONS--5.3%
-------------------------------------------------------------------------------------------------------------------
Bank of Scotland Treasury:
1.80%, 3/13/02                                                                 $ 20,000,000         $    19,960,000
-------------------------------------------------------------------------------------------------------------------
Nationwide Building Society:
1.85%, 2/12/02                                                                   25,000,000              24,985,868
2.04%, 2/7/02                                                                    20,000,000              19,993,200
2.23%, 2/11/02                                                                    3,800,000               3,797,646
-------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc. (gtd. by Merita Bank plc):
2.10%, 5/20/02                                                                   12,000,000              11,924,400
2.28%, 4/17/02                                                                    5,000,000               4,976,250
-------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV:
2.22%, 4/3/02                                                                     8,000,000               7,969,907
-------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
1.86%, 6/5/02                                                                    10,000,000               9,935,933
                                                                                                    ---------------
Total Direct Bank Obligations (Cost $103,543,204)                                                       103,543,204

===================================================================================================================
LETTERS OF CREDIT--5.2%
-------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of
Barclays US Funding Corp.:
1.83%, 2/28/02                                                                    5,000,000               4,993,137
-------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of
PEMEX Capital, Inc.:
1.63%, 4/17/02                                                                    5,000,000               4,983,021
-------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, guaranteeing
Canadian Imperial Holdings, Inc.:
1.82%, 3/27/02                                                                   20,000,000              19,945,400
-------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of
NATC California LLC:
1.75%, 4/24/02                                                                   10,000,000               9,960,139
-------------------------------------------------------------------------------------------------------------------
Danske Bank AS, guaranteeing commercial paper of
Danske Corp., Series A:
1.76%, 4/4/02                                                                    15,000,000              14,954,533
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, guaranteeing commercial paper of
Deutsche Bank Financial LLC:
1.72%, 4/12/02                                                                   10,000,000               9,966,556
-------------------------------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of
Societe Generale North America:
2.30%, 2/11/02                                                                    3,200,000               3,197,956
-------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, guaranteeing commercial paper of
Toronto Dominion Holdings, Inc.:
1.795%, 3/20/02                                                                  35,000,000              34,917,978
                                                                                                    ---------------
Total Letters of Credit (Cost $102,918,720)                                                             102,918,720



                      7 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL                   VALUE
                                                                                     AMOUNT              SEE NOTE 1
===================================================================================================================
SHORT-TERM NOTES--61.9%
-------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.5%
General Dynamics Corp.:
2.08%, 3/7/02(1)                                                               $ 10,000,000         $     9,980,355
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED--15.9%
Asset Portfolio Funding:
1.74%, 4/11/02(1)                                                                 8,261,000               8,233,450
1.83%, 3/20/02(1)                                                                28,500,000              28,431,909
-------------------------------------------------------------------------------------------------------------------
BILLS Securitisation Ltd.:
2.07%, 2/27/02                                                                    8,000,000               7,988,040
-------------------------------------------------------------------------------------------------------------------
Charta Corp.:
2.03%, 2/21/02(1)                                                                18,700,000              18,678,910
-------------------------------------------------------------------------------------------------------------------
Corporate Receivables Corp.:
2.04%, 2/20/02(1)                                                                20,000,000              19,978,467
-------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC:
1.82%, 3/11/02(1)                                                                12,600,000              12,575,794
-------------------------------------------------------------------------------------------------------------------
Galaxy Funding, Inc.:
2.05%, 5/16/02(1)                                                                12,500,000              12,425,972
2.07%, 2/22/02(1)                                                                20,000,000              19,975,850
-------------------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
1.75%, 4/22/02(1)                                                                 8,000,000               7,968,889
2.06%, 4/15/02(1)                                                                19,300,000              19,219,380
-------------------------------------------------------------------------------------------------------------------
Greyhawk Funding LLC:
1.63%, 4/17/02(1)                                                                10,000,000               9,966,042
1.82%, 3/5/02(1)                                                                 25,000,000              24,959,555
1.92%, 7/25/02(1)                                                                20,000,000              19,814,400
-------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
1.93%, 7/25/02(1)                                                                10,000,000               9,906,717
1.94%, 6/3/02(1)                                                                 15,000,000              14,901,383
3.32%, 3/1/02(1)                                                                 28,335,000              28,261,833
-------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC:
1.65%, 4/15/02(1)                                                                 5,000,000               4,983,271
1.88%, 5/31/02(1)                                                                 4,000,000               3,975,142
2.125%, 5/17/02(1)                                                                5,000,000               4,968,646
-------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
2.31%, 2/6/02(1)                                                                 15,000,000              14,995,187
-------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
1.66%, 4/16/02(1)                                                                 5,000,000               4,982,939
2.12%, 2/21/02(1)                                                                15,106,000              15,088,208
                                                                                                    ---------------
                                                                                                        312,279,984

-------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca Cola Enterprises, Inc.:
1.79%, 5/1/02(1)                                                                 30,000,000              29,867,242
-------------------------------------------------------------------------------------------------------------------
Diageo Capital plc:
2.30%, 2/6/02(1)                                                                  5,000,000               4,998,403
                                                                                                    ---------------
                                                                                                         34,865,645



                      8 OPPENHEIMER MONEY MARKET FUND, INC.

                                                                                  PRINCIPAL                   VALUE
                                                                                     AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
BROKER-DEALERS--10.0%
Banc of America Securities LLC:
2.075%, 2/1/02(2)                                                              $ 50,000,000         $    50,000,000
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, Promissory Note:
1.97%, 6/7/02(1,3)                                                               19,000,000              19,000,000
1.99%, 6/14/02(3)                                                                 8,000,000               8,000,000
2%, 5/23/02                                                                      15,000,000              15,000,000
2.03%, 5/10/02(3)                                                                 8,500,000               8,500,000
3.46%, 3/4/02(3)                                                                  8,000,000               8,000,000
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co. (Masternote Facility):
1.875%, 12/2/02(2)                                                               50,000,000              50,000,000
-------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.:
1.78%, 3/15/02                                                                   37,500,000              37,422,125
                                                                                                    ---------------
                                                                                                        195,922,125

-------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.8%
Countrywide Home Loans, Series I:
2.036%, 6/7/02(2)                                                                20,000,000              19,997,945
-------------------------------------------------------------------------------------------------------------------
Private Export Fund Corp.:
2.09%, 5/28/02(1)                                                                10,000,000               9,932,656
-------------------------------------------------------------------------------------------------------------------
Tyco Capital Corp.:
2%, 2/27/02                                                                      10,000,000               9,985,556
2.05%, 2/25/02                                                                   15,000,000              14,979,500
                                                                                                    ---------------
                                                                                                         54,895,657

-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--0.1%
General Electric Capital Services:
2.01%, 5/2/02                                                                     2,000,000               1,989,950
-------------------------------------------------------------------------------------------------------------------
FOOD--0.5%
Nestle Capital Corp.:
2.08%, 5/30/02(1)                                                                10,000,000               9,931,822
-------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Centrica plc:
2.04%, 5/15/02(1)                                                                10,000,000               9,941,633
-------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--4.8%
American Home Products:
1.80%, 4/12/02(1)                                                                10,000,000               9,965,000
1.87%, 4/26/02(1)                                                                12,000,000              11,947,640
2%, 2/13/02(1)                                                                    5,000,000               4,996,667
2.05%, 2/12/02(1)                                                                12,000,000              11,992,483
2.18%, 2/22/02(1)                                                                10,000,000               9,987,283
-------------------------------------------------------------------------------------------------------------------
Aventis:
1.61%, 4/11/02(1)                                                                10,000,000               9,969,142
1.65%, 3/11/02(1)                                                                10,000,000               9,982,583
1.90%, 3/4/02(1)                                                                 25,000,000              24,959,097
                                                                                                    ---------------
                                                                                                         93,799,895



                      9 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL                   VALUE
                                                                                     AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
INSURANCE--8.9%
GE Financial Assurance Holdings, Inc.:
2.13%, 2/5/02(1)                                                               $ 10,000,000         $     9,997,633
-------------------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, Inc.:
2.08%, 2/8/02                                                                    10,000,000               9,995,956
2.19%, 2/7/02                                                                    15,000,000              14,994,675
2.29%, 2/14/02                                                                   20,000,000              19,984,328
-------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co.:
1.88%, 8/1/02(2)                                                                  2,000,000               2,000,000
2.08%, 3/1/02(2)                                                                 30,000,000              30,000,000
-------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.:
1.884%, 2/1/02(2)                                                                33,000,000              33,000,000
-------------------------------------------------------------------------------------------------------------------
Pacific Life Insurance Co.:
1.894%, 2/1/02(2,3)                                                              20,000,000              20,000,000
-------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America:
1.881%, 4/1/02(2)                                                                25,000,000              25,000,000
-------------------------------------------------------------------------------------------------------------------
Travelers Insurance Co.:
1.95%, 10/4/02(2,3)                                                              10,000,000              10,000,000
                                                                                                    ---------------
                                                                                                        174,972,592

-------------------------------------------------------------------------------------------------------------------
METALS/MINING--2.5%
Rio Tinto America, Inc. (gtd. by Rio Tinto plc & Rio Tinto Ltd.):
1.62%, 4/16/02(1)                                                                12,297,000              12,256,051
2.07%, 2/27/02(1)                                                                 5,300,000               5,292,076
-------------------------------------------------------------------------------------------------------------------
Rio Tinto Ltd. (gtd. by Rio Tinto plc & Rio Tinto Ltd.):
1.70%, 5/23/02(1)                                                                 5,000,000               4,973,792
1.80%, 3/21/02(1)                                                                27,628,000              27,561,693
                                                                                                    ---------------
                                                                                                         50,083,612

-------------------------------------------------------------------------------------------------------------------
NONDURABLE HOUSEHOLD GOODS--3.1%
Colgate-Palmolive Co.:
1.73%, 4/10/02(1)                                                                 7,000,000               6,977,125
-------------------------------------------------------------------------------------------------------------------
Gillette Co.:
1.82%, 4/2/02(1)                                                                 35,000,000              34,893,833
3.31%, 2/25/02(1)                                                                20,000,000              19,955,867
                                                                                                    ---------------
                                                                                                         61,826,825

-------------------------------------------------------------------------------------------------------------------
OIL: INTERNATIONAL--0.8%
BP Amoco Capital plc:
2.24%, 4/3/02                                                                     5,000,000               4,981,022
-------------------------------------------------------------------------------------------------------------------
Texaco, Inc.:
1.91%, 2/27/02                                                                   10,000,000               9,986,206
                                                                                                    ---------------
                                                                                                         14,967,228



                     10 OPPENHEIMER MONEY MARKET FUND, INC.

                                                                                  PRINCIPAL                   VALUE
                                                                                     AMOUNT              SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--7.6%
AriesOne Metafolio Corp.:
1.83%, 2/5/02(1)                                                               $ 10,000,000         $     9,998,056
-------------------------------------------------------------------------------------------------------------------
Breeds Hill Capital Co. LLC, Series A:
1.68%, 3/14/02(1)                                                                10,616,000              10,595,688
-------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A:
1.74%, 4/11/02                                                                   28,000,000              27,906,620
2.14%, 4/24/02                                                                   12,000,000              11,941,507
-------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B:
2.09%, 4/30/02                                                                   15,000,000              14,926,789
-------------------------------------------------------------------------------------------------------------------
Independence Funding LLC:
1.83%, 3/13/02(1)                                                                30,121,000              30,059,754
-------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC:
2.05%, 6/17/02(1)                                                                10,000,000               9,922,556
-------------------------------------------------------------------------------------------------------------------
KZH-KMS Corp.:
1.70%, 2/13/02(1)                                                                10,000,000               9,994,333
-------------------------------------------------------------------------------------------------------------------
MONET Trust, Series 2000-1:
1.97%, 6/28/02(2,3)                                                               5,000,000               5,000,000
-------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.35%, 3/7/02(1)                                                                 20,000,000              19,936,722
                                                                                                    ---------------
                                                                                                        150,282,025

-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--2.1%
SBC Communications, Inc.:
2.08%, 2/28/02(1)                                                                 5,000,000               4,992,200
-------------------------------------------------------------------------------------------------------------------
SBC International, Inc.:
1.72%, 4/24/02(1)                                                                25,000,000              24,902,055
1.74%, 4/18/02(1)                                                                11,000,000              10,959,593
                                                                                                    ---------------
                                                                                                         40,853,848
                                                                                                    ---------------
Total Short-Term Notes (Cost $1,216,593,196)                                                          1,216,593,196



                     11 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL                   VALUE
                                                                                     AMOUNT              SEE NOTE 1
===================================================================================================================
U.S. GOVERNMENT AGENCIES--10.1%
Federal Farm Credit Bank:
3.52%, 2/1/02                                                                  $ 20,000,000         $    20,000,000
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
6.75%, 2/15/02                                                                   25,000,000              25,024,291
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
1.59%, 4/18/02                                                                   25,000,000              24,916,083
5.50%, 5/15/02                                                                   10,000,000              10,091,745
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.67%, 7/17/02                                                                   15,000,000              14,884,492
1.96%, 4/25/02                                                                   10,000,000               9,954,811
6.59%, 5/21/02                                                                   10,000,000              10,135,591
6.625%, 4/15/02                                                                  30,000,000              30,293,568
-------------------------------------------------------------------------------------------------------------------
FNMA Master Credit Facility:
1.83%, 4/3/02                                                                    10,000,000               9,968,992
2%, 3/1/02                                                                       10,000,000               9,984,445
2.08%, 3/1/02                                                                     7,000,000               6,988,676
2.42%, 4/1/02                                                                    15,000,000              14,940,508
-------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development
(World Bank):
6.75%, 3/6/02                                                                    10,858,000              10,906,940
                                                                                                    ---------------
Total U.S. Government Agencies (Cost $198,090,142)                                                      198,090,142

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,968,047,455)                                     100.1%          1,968,047,455
-------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (0.1)             (2,537,204)
                                                                            ---------------------------------------

NET ASSETS                                                                            100.0%        $ 1,965,510,251
                                                                            =======================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $745,012,977, or 37.90% of the Fund's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
2. Represents the current interest rate for a variable or increasing rate security.
3. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                     12 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2002
================================================================================================
ASSETS
Investments, at value (cost $1,968,047,455)--see accompanying statement           $1,968,047,455
------------------------------------------------------------------------------------------------
Cash                                                                                   6,654,933
------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                           6,452,628
Interest                                                                               4,572,403
Other                                                                                     51,272
                                                                                  --------------
Total assets                                                                       1,985,778,691

================================================================================================
LIABILITIES
Payables and other liabilities:
Shares of capital stock redeemed                                                      18,915,018
Dividends                                                                                706,663
Directors' compensation                                                                  340,471
Shareholder reports                                                                      243,421
Transfer and shareholder servicing agent fees                                                337
Other                                                                                     62,530
                                                                                  --------------
Total liabilities                                                                     20,268,440

================================================================================================
NET ASSETS                                                                        $1,965,510,251
                                                                                  ==============

================================================================================================
COMPOSITION OF NET ASSETS
Par value of shares of capital stock                                              $  196,546,298
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                         1,768,765,917
------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                          198,036
                                                                                  --------------
Net assets--applicable to 1,965,461,992 shares of capital stock outstanding       $1,965,510,251
                                                                                  ==============

================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                             $1.00
                                                                                           =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                     13 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2002
=================================================================================
INVESTMENT INCOME
Interest                                                             $ 31,404,768

=================================================================================
EXPENSES
Management fees                                                         4,273,115
---------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                           2,747,046
---------------------------------------------------------------------------------
Shareholder reports                                                       535,093
---------------------------------------------------------------------------------
Directors' compensation                                                    58,994
---------------------------------------------------------------------------------
Custodian fees and expenses                                                37,139
---------------------------------------------------------------------------------
Other                                                                     225,716
                                                                     ------------
Total expenses                                                          7,877,103
Less reduction to custodian expenses                                      (30,411)
                                                                     ------------
Net expenses                                                            7,846,692

=================================================================================
NET INVESTMENT INCOME                                                  23,558,076

=================================================================================
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                   140,019

=================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 23,698,095
                                                                     ============



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                     14 OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                Six Months Ended
                                                                January 31, 2002         Year Ended
                                                                     (Unaudited)      July 31, 2001
===================================================================================================
OPERATIONS
 Net investment income (loss)                                     $   23,558,076     $  101,198,342
---------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                140,019             15,568
                                                                  ---------------------------------
 Net increase (decrease) in net assets resulting from operations      23,698,095        101,213,910

===================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS                      (23,558,076)      (101,198,342)

===================================================================================================
 CAPITAL STOCK TRANSACTIONS
 Net increase (decrease) in net assets resulting from
 capital stock transactions                                         (162,677,144)       316,422,886

===================================================================================================
 NET ASSETS
 Total increase (decrease)                                          (162,537,125)       316,438,454
---------------------------------------------------------------------------------------------------

 Beginning of period                                               2,128,047,376      1,811,608,922
                                                                  ---------------------------------
 End of period                                                    $1,965,510,251     $2,128,047,376
                                                                  =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS                                                        YEAR
                                                 ENDED                                                       ENDED
                                      JANUARY 31, 2002                                                    JULY 31,
                                           (UNAUDITED)        2001        2000        1999        1998        1997
==================================================================================================================
PER SHARE OPERATING DATA
 Net asset value, beginning of period         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income and net
 realized gain                                     .01         .05         .05         .05         .05         .05
 Dividends and/or distributions to
 shareholders                                     (.01)       (.05)       (.05)       (.05)       (.05)       (.05)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $   1.00    $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                              ====================================================================

==================================================================================================================
 TOTAL RETURN(1)                                  1.14%       5.32%       5.38%       4.61%       5.03%       4.83%
==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)      $  1,966    $  2,128    $  1,812    $  1,496    $  1,195   $   1,014
------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)             $  2,060    $  1,968    $  1,712    $  1,371    $  1,114   $   1,011
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            2.27%       5.14%       5.27%       4.51%       4.89%       4.73%
 Expenses                                         0.76%       0.68%       0.78%       0.78%       0.87%(3)    0.87%(3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

    As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of zero. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended January 31, 2002, the Fund's projected benefit obligations were increased by $22,229 and payments of $10,121 were made to retired directors, resulting in an accumulated liability of $331,757 as of January 31, 2002.

    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. CAPITAL STOCK
The Fund has authorized five billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                 SIX MONTHS ENDED JANUARY 31, 2002                YEAR ENDED JULY 31, 2001
                                      SHARES                AMOUNT                SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------
 Sold                          1,971,959,453       $ 1,971,959,453         6,415,157,863   $ 6,415,157,863
 Dividends and/or
 distributions reinvested         23,608,292            23,608,292            96,411,977        96,411,977
 Redeemed                     (2,158,244,889)       (2,158,244,889)       (6,195,146,954)   (6,195,146,954)
                              ----------------------------------------------------------------------------
 Net increase (decrease)        (162,677,144)        $(162,677,144)          316,422,886     $ 316,422,886
                              ============================================================================

================================================================================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of net assets in excess of $1.5 billion. Under the investment advisory agreement, the Manager guarantees that the total expenses of the Fund in any calendar year, exclusive of taxes, interest and brokerage fees, shall not exceed the lesser of 1% of the average annual net assets of the Fund, or 25% of the total annual investment income of the Fund. The Manager undertakes to pay or refund to the Fund any amount by which such expenses shall exceed these limits. The payment of the management fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liability under this expense limitation. The Fund's management fee for the six months ended January 31, 2002, was an annualized rate of 0.41%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

================================================================================
4. ILLIQUID SECURITIES
As of January 31, 2002, investments in securities included issues that are illiquid. A secur-ity may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2002, was $78,500,000, which represents 3.99% of the Fund's net assets.

                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

OPPENHEIMER MONEY MARKET FUND, INC.

==============================================================================================================
OFFICERS AND DIRECTORS              Leon Levy, Chairman of the Board of Directors
                                    Donald W. Spiro, Vice Chairman of the Board of Directors
                                    John V. Murphy, President
                                    Robert G. Galli, Director
                                    Benjamin Lipstein, Director
                                    Elizabeth B. Moynihan, Director
                                    Kenneth A. Randall, Director
                                    Edward V. Regan, Director
                                    Russell S. Reynolds, Jr., Director
                                    Clayton K. Yeutter, Director
                                    Barry D. Weiss, Vice President
                                    Carol E. Wolf, Vice President
                                    Robert G. Zack, Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer
                                    Katherine P. Feld, Assistant Secretary
                                    Kathleen T. Ives, Assistant Secretary
                                    Denis R. Molleur, Assistant Secretary

==============================================================================================================
 INVESTMENT ADVISOR                 OppenheimerFunds, Inc.

==============================================================================================================
 DISTRIBUTOR                        OppenheimerFunds Distributor, Inc.

==============================================================================================================
 TRANSFER AND SHAREHOLDER           OppenheimerFunds Services
 SERVICING AGENT

==============================================================================================================
 CUSTODIAN OF                       Citibank, N.A.
 PORTFOLIO SECURITIES

==============================================================================================================
 INDEPENDENT AUDITORS               KPMG LLP

==============================================================================================================
 LEGAL COUNSEL                      Mayer, Brown, Rowe & Maw


                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                                    498 SEVENTH AVENUE, NEW YORK, NEW YORK 10018

         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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RS0200.001.0102 April 1, 2002                            [OPPENHEIMERFUNDS LOGO]